Fair Values of Assets and Liabilities (Non-recurring/fair values of financial instruments) (Details 5) (USD $) In Thousands, unless otherwise specified																		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Carrying Amount [Member]	Dec. 31, 2012 Carrying Amount [Member]	Dec. 31, 2013 Fair Value [Member]	Dec. 31, 2012 Fair Value [Member]	Dec. 31, 2013 Level 1 [Member] Fair Value [Member]	Dec. 31, 2012 Level 1 [Member] Fair Value [Member]	Dec. 31, 2013 Level 2 [Member] Carrying Amount [Member]	Dec. 31, 2013 Level 2 [Member] Fair Value [Member]	Dec. 31, 2012 Level 2 [Member] Fair Value [Member]	Dec. 31, 2013 Level 3 [Member] Fair Value [Member]	Dec. 31, 2012 Level 3 [Member] Fair Value [Member]	Dec. 31, 2013 Total Estimated Fair Value [Member] Fair Value [Member]	Dec. 31, 2012 Total Estimated Fair Value [Member] Fair Value [Member]	Dec. 31, 2013 Nonrecurring Basis [Member]	Dec. 31, 2013 Nonrecurring Basis [Member] Level 1 [Member]	Dec. 31, 2013 Nonrecurring Basis [Member] Level 2 [Member]	Dec. 31, 2013 Nonrecurring Basis [Member] Level 3 [Member]
Assets measured at fair value on a nonrecurring basis
Fair value, Impaired loans																		$ 114,256	$ 0	$ 0	$ 114,256
Gain/(Losses), Impaired loans																		(39,228)
Fair value, Accrued income and other assets																		27,664	0	0	27,664
Gain/(Losses), Accrued income and other assets																		4,302
Financial Assets:
Cash and short-term assets					1,058,175	1,333,727	1,058,175	1,333,727
Trading account securities	35,573		91,205		35,573	91,205	35,573	91,205
Loans held for sale	326,212	[1]	764,309	[1]	326,212	764,309	326,212	773,013	0	0		0	0	0	316,007	0	316,007
Available-for-sale and other securities	7,308,753		7,566,175		7,308,753	7,566,175	7,308,753	7,566,175
Held-to-maturity securities, Total	3,836,667		1,743,876		3,836,667	1,743,876	3,760,898	1,794,105	0	0		3,760,898	1,794,105	0	0	3,760,898	1,794,105
Net loans and direct financing leases	42,472,630		39,959,350		42,472,630	39,959,350	40,976,014	38,401,965	0	0		0	0	40,976,014	38,259,203	40,976,014	38,259,203
Derivatives	153,880				200,029	385,697	200,029	385,697
Financial Liabilities:
Deposits	47,506,718		46,252,683		47,506,718	46,252,683	48,132,550	46,330,715	0	0	42,279,542		39,136,127	5,853,008	7,194,588	48,132,550	46,330,715
Short-term borrowings	552,143		589,814		552,143	589,814	543,552	584,671	0	0		0	0	543,552	584,671	543,552	584,671
Federal Home Loan Bank advances	1,808,293		1,008,959		1,808,293	1,008,959	1,808,558	1,008,959
Other long term debt	1,349,119		158,784		1,349,119	158,784	1,342,890	156,719	0	0		0	2,124	1,342,890	154,595	1,342,890	156,719
Subordinated notes	1,100,860		1,197,091		1,100,860	1,197,091	1,073,116	1,183,827	0	0	0		0	1,073,116	1,183,827	1,073,116	1,183,827
Derivatives					$ 129,274	$ 152,188	$ 129,274	$ 152,188

[1]	Amounts represent loans for which Huntington has elected the fair value option. See Note 19.